UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 91.1%
Argentina 1.6%
Republic of Argentina:
GDP Linked Note, 12/15/2035		11,380,000	895,230
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		300,000	114,750
8.28%, 12/31/2033		1,207,592	935,884
Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,593,102
10.0%, 12/7/2004 *	EUR	2,000,000	1,022,973

(Cost $4,382,868)			4,561,939
Brazil 6.4%
Federative Republic of Brazil:
5.875%, 1/15/2019 (b)		6,000,000	6,792,000
6.0%, 1/17/2017		3,500,000	3,963,750
7.125%, 1/20/2037		5,700,000	7,068,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016		1,574,386	377,853

(Cost $18,861,705)			18,201,603
Bulgaria 0.7%
Republic of Bulgaria, REG S, 8.25%, 1/15/2015 (Cost $1,921,317)		1,700,000	1,959,250
Chile 5.7%
Corporacion Nacional del Cobre - Codelco:
REG S, 5.625%, 9/21/2035		3,200,000	3,395,392
REG S, 6.15%, 10/24/2036		5,000,000	5,662,000
REG S, 7.5%, 1/15/2019		2,500,000	3,128,650
Republic of Chile, 3.875%, 8/5/2020 (c)		4,000,000	3,995,040

(Cost $14,880,207)			16,181,082
Colombia 5.2%
Republic of Colombia:
7.375%, 3/18/2019		7,400,000	9,046,500
7.375%, 9/18/2037		4,500,000	5,602,500

(Cost $13,203,910)			14,649,000
Dominican Republic 0.4%
Dominican Republic, REG S, 7.5%, 5/6/2021 (Cost $1,024,839)		1,000,000	1,052,500
El Salvador 0.6%
Republic of EI Salvador, REG S, 7.75%, 1/24/2023 (Cost $1,550,131)		1,500,000	1,617,750
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $3,153,054)		3,120,000	3,411,408
Hungary 0.5%
Republic of Hungary, 6.75%, 7/28/2014 (Cost $1,702,519)	EUR	1,150,000	1,558,103
Indonesia 7.1%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	6,945,000
Republic of Indonesia:
144A, 5.875%, 3/13/2020		2,750,000	3,038,750
REG S, 6.875%, 1/17/2018		2,000,000	2,340,000
REG S, 8.5%, 10/12/2035		2,000,000	2,747,400
REG S, 11.625%, 3/4/2019		3,287,000	4,946,935

(Cost $16,765,789)			20,018,085
Iraq 0.8%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $1,775,973)		2,780,000	2,314,350
Kazakhstan 3.8%
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020		2,200,000	2,370,500
Series 2, REG S, 9.125%, 7/2/2018		3,200,000	3,856,000
REG S, 11.75%, 1/23/2015		3,500,000	4,423,125

(Cost $9,038,681)			10,649,625
Lebanon 2.8%
Republic of Lebanon:
8.5%, 8/6/2015		5,000,000	5,744,000
9.0%, 5/2/2014		1,800,000	2,052,000

(Cost $7,225,174)			7,796,000
Lithuania 1.5%
Republic of Lithuania:
REG S, 6.75%, 1/15/2015		2,500,000	2,687,500
144A, 7.375%, 2/11/2020		1,500,000	1,651,681

(Cost $4,020,094)			4,339,181
Malaysia 4.9%
Penerbangan Malaysia Bhd., REG S, 5.625%, 3/15/2016		2,130,000	2,397,635
Petroliam Nasional Bhd., REG S, 7.75%, 8/15/2015		1,500,000	1,826,639
Petronas Capital Ltd.:
REG S, 5.25%, 8/12/2019		5,500,000	5,893,145
144A, 5.25%, 8/12/2019 (b)		3,500,000	3,777,133

(Cost $13,020,929)			13,894,552
Mexico 4.8%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		2,710,000	2,818,137
United Mexican States:
5.625%, 1/15/2017		2,000,000	2,212,500
5.95%, 3/19/2019		4,000,000	4,516,000
Series A, 6.75%, 9/27/2034		3,500,000	4,165,000

(Cost $12,866,425)			13,711,637
Panama 4.7%
Republic of Panama:
5.2%, 1/30/2020		3,500,000	3,745,000
7.125%, 1/29/2026		4,800,000	5,844,000
7.25%, 3/15/2015		1,500,000	1,756,875
8.875%, 9/30/2027		1,400,000	1,949,500

(Cost $11,693,852)			13,295,375
Peru 4.3%
Republic of Peru:
7.125%, 3/30/2019		3,700,000	4,525,100
7.35%, 7/21/2025		4,600,000	5,750,000
8.75%, 11/21/2033		1,278,000	1,821,150

(Cost $10,441,404)			12,096,250
Philippines 3.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		2,350,000	2,925,750
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024 (b)		1,000,000	1,158,750
Republic of Philippines:
8.375%, 6/17/2019		2,000,000	2,580,000
9.5%, 2/2/2030		2,320,000	3,329,200

(Cost $8,932,225)			9,993,700
Poland 3.2%
Republic of Poland:
3.875%, 7/16/2015		1,000,000	1,024,240
6.375%, 7/15/2019		7,000,000	7,945,000

(Cost $8,545,847)			8,969,240
Russia 7.6%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	27,278,620	919,049
Russian Federation:
144A, 5.0%, 4/29/2020		7,500,000	7,556,250
REG S, 7.5%, 3/31/2030		6,716,000	7,788,545
REG S, 12.75%, 6/24/2028		3,000,000	5,227,800

(Cost $18,786,483)			21,491,644
Serbia 1.2%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $3,502,889)		3,576,667	3,469,367
South Africa 4.5%
Republic of South Africa:
5.875%, 5/30/2022		4,300,000	4,741,180
6.5%, 6/2/2014 (b)		2,000,000	2,255,000
6.875%, 5/27/2019		4,800,000	5,658,000

(Cost $11,461,766)			12,654,180
Sri Lanka 1.4%
Republic of Sri Lanka, REG S, 7.4%, 1/22/2015 (Cost $3,886,898)		3,750,000	4,059,375
Turkey 4.8%
Republic of Turkey:
7.0%, 6/5/2020		6,000,000	6,900,000
7.5%, 11/7/2019		1,000,000	1,187,500
CPI Linked, 10.0%, 2/15/2012	TRY	5,855,801	4,310,650
16.0%, 3/7/2012	TRY	1,440,000	1,062,898

(Cost $13,095,094)			13,461,048
Ukraine 0.3%
Government of Ukraine, REG S, 6.58%, 11/21/2016 (Cost $832,769)		1,000,000	1,001,350
United States 0.1%
US Treasury Bill, 0.185% **, 9/16/2010 (d) (Cost $171,962)		172,000	171,968
Uruguay 4.0%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,427,000
7.625%, 3/21/2036		2,000,000	2,425,000
8.0%, 11/18/2022		3,500,000	4,392,500

(Cost $9,247,023)			11,244,500
Venezuela 3.5%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		6,100,000	3,690,500
Republic of Venezuela:
REG S, 7.75%, 10/13/2019		7,400,000	4,983,900
REG S, 9.0%, 5/7/2023		1,800,000	1,237,500

(Cost $11,242,215)			9,911,900

Total Bonds (Cost $237,234,042)			257,735,962
Sovereign Loans 3.2%
Russia 1.4%
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018 (Cost $3,346,230)		3,500,000	3,867,500
Ukraine 1.8%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		2,000,000	2,010,000
Ukreximbank, REG S, 8.375%, 4/27/2015		3,000,000	3,090,000

(Cost $5,010,685)			5,100,000

Total Sovereign Loans (Cost $8,356,915)			8,967,500

	Shares	Value ($)

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 0.33% (e) (f) (Cost $6,658,825)	6,658,825	6,658,825
Cash Equivalents 6.1%
Central Cash Management Fund, 0.25% (e) (Cost $17,152,020)	17,152,020	17,152,020

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $269,401,802) †	102.7	290,514,307
Other Assets and Liabilities, Net	(2.7)	(7,590,213)

Net Assets	100.0	282,924,094

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Republic of Argentina:	9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,593,102
	10.0%	12/7/2004	2,000,000	EUR	757,289	1,022,973
					1,888,750	2,616,075

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $269,403,052.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $21,111,255.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,125,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,014,242.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $6,441,001 which is 2.3% of net assets.
(c)	When-issued security.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Japanese Yen Currency	USD	9/13/2010	15	2,172,188	(124,358)

As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,900,001	USD	3,580,581	9/3/2010	(198,473)	HSBC Bank USA
TRY	2,000,000	USD	1,236,170	9/3/2010	(83,120)	HSBC Bank USA
RUB	31,800,000	USD	998,111	9/3/2010	(49,938)	HSBC Bank USA

Total unrealized depreciation	(331,531)

Currency Abbreviations

EUR	Euro
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Bonds	$—	$254,947,919	$2,616,075	$257,563,994
Sovereign Loans	—	8,967,500	—	8,967,500
Short-Term Investments(g)	23,810,845	171,968	—	23,982,813
Total	$23,810,845	$264,087,387	$2,616,075	$290,514,307
Liabilities
Derivatives(h)	$(124,358)	$(331,531)	$—	$(700,162)
Total	$(124,358)	$(331,531)	$—	$(700,162)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Bonds
Balance as of October 31, 2009	$6,614,116
Realized gain (loss)	448,672
Change in unrealized appreciation (depreciation)	(548,512)
Amortization premium/discount	—
Net purchases (sales)	(1,400,201)
Transfers into Level 3	—
Transfers (out) of Level 3	(2,498,000	)(i)
Balance as of July 31, 2010	$2,616,075
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$(88,084)

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(124,358)	$(331,531)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010